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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ----------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number:    28-05999
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Bayard D. Waring   Gloucester, Massachusetts  February 13, 2004
   ---------------------  -------------------------  -----------------
        [Signature]             [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation
    ---------------             ------------------------------------

                                      - 2 -
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 35
                                        --------------------

Form 13F Information Table Value Total: $4,838 (in thousands)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        28-05993                  Philip B. Waring
    ------    -----------------         ---------------------------------

                                      - 3 -
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                           FORM 13F INFORMATION TABLE

                        BAYARD WARING - DECEMBER 31, 2003
                           FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
------------------------- ---------------- ----------- -------- --------------------- ------------- ---------- ---------------------
                                                        VALUE    SHRS OR   SH/   PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN   CALL  DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------- ---------------- ----------- -------- --------- ----- ----- ------------- ---------- ------ -------- -----
ABERDEEN ASIA PAC PRIME
  INC                     Closed End MtlFnd    3009107       35     5,500  SH         Shared--Other     1       5,500       0    0
ABERDEEN GLOBAL INCOME
  FUND INC.               Closed End Mtl Fnd   3013109       57     4,000  SH         Shared--Other     1       4,000       0    0
ACCENTURE LTD-CL A        Foreign Common     G1150G111      263    10,000  SH         Shared--Other     1      10,000       0    0
ALLIANCE RESOURCE
  PARTNERS                Partnership        01877R108      241     7,000  SH         Shared--Other     1       7,000       0    0
AMERICAN HOME MTG INVT
  CORP                    Common             02660R107       29     1,288  SH         Shared--Other     1       1,288       0    0
AMERIGAS PARTNERS LP      Common              30975106      168     6,000  SH         Shared--Other     1       6,000       0    0
AMGEN INC                 Common              31162100      247     4,000  SH         Shared--Other     1       4,000       0    0
ASK JEEVES INC            Common              45174109       91     5,000  SH         Shared--Other     1       5,000       0    0
CAREMARK RX INC           Common             141705103       51     2,000  SH         Shared--Other     1       2,000       0    0
CERNER CORP               Common             156782104      189     5,000  SH         Shared--Other     1       5,000       0    0
CISCO SYSTEMS INC         Common             17275R102      121     5,000  SH         Shared--Other     1       5,000       0    0
DELL INC                  Common             24702R101      102     3,000  SH         Shared--Other     1       3,000       0    0
DOMINION RES BLACK
  WARRIOR TR              UIT                25746Q108      143     5,000  SH         Shared--Other     1       5,000       0    0
EDWARDS LIFESCIENCES CORP Common             28176E108      226     7,500  SH         Shared--Other     1       7,500       0    0
GARMIN LTD ORD            Common             G37260109      163     3,000  SH         Shared--Other     1       3,000       0    0
GENERAL ELECTRIC CORP     Common             369604103      155     5,000  SH         Shared--Other     1       5,000       0    0
GREAT PLAINS ENERGY INC   Common             391164100      159     5,000  SH         Shared--Other     1       5,000       0    0
GULFTERRA ENERGY PARTNERS
  LP                      Common             40274U108      340     8,000  SH         Shared--Other     1       8,000       0    0
HOSPITALITY PROPERTIES
  TRUST                   Common             44106M102      206     5,000  SH         Shared--Other     1       5,000       0    0
INTEL CORP                Common             458140100      256     8,000  SH         Shared--Other     1       8,000       0    0
ISHARES MSCI JAPAN        Foreign Common      64286848       48     5,000  SH         Shared--Other     1       5,000       0    0
JDS UNIPHASE CORP         Common              6612J101       51    14,000  SH         Shared--Other     1      14,000       0    0
JOHNSON & JOHNSON         Common              78160104       47       900  SH         Shared--Other     1         900       0    0
KINDER MORGAN ENERGY
  PARTNERS LP             Partnership        494550106      296     6,000  SH         Shared--Other     1       6,000       0    0
NATIONAL SEMICONDUCTOR
  CORP                    Common             637640103      236     6,000  SH         Shared--Other     1       6,000       0    0
NEXTEL COMMUNICATIONS INC Common             65332V103      140     5,000  SH         Shared--Other     1       5,000       0    0
NOKIA CORP SPNSD ADR      Foreign Common     654902204       85     5,000  SH         Shared--Other     1       5,000       0    0
NOVELL INC                Common             670006105       53     5,000  SH         Shared--Other     1       5,000       0    0
REALNETWORKS INC          Common             75605L104       29     5,000  SH         Shared--Other     1       5,000       0    0
SBC COMMUNICATIONS INC    Common             78387G103      130     5,000  SH         Shared--Other     1       5,000       0    0
SONUS NETWORKS INC        Common             835916107       38     5,000  SH         Shared--Other     1       5,000       0    0
STANDARD PACIFIC CORP     Common             85375C101       30       625  SH         Shared--Other     1         625       0    0

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
      COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
------------------------- ---------------- ----------- -------- --------------------- ------------- ---------- ---------------------
                                                        VALUE    SHRS OR   SH/   PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- ----------- -------- --------- ----- ----- ------------- ---------- ------ -------- -----
TEXAS INSTRUMENTS INC     Common             882508104      147     5,000  SH         Shared--Other     1       5,000       0    0
TYCO INTERNATIONAL LTD    Common             902124106      106     4,000  SH         Shared--Other     1       4,000       0    0
WASHINGTON MUTUAL INC     Common             939322103      160     4,000  SH         Shared--Other     1       4,000       0    0
                                                           4838
